Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Amortized cost of investment securities available for sale	$ 514,488	$ 483,255
Estimated fair value of investment securities held to maturity	1,413	3,155
Allowance for loans receivable	$ 41,667	$ 81,713
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	87,825,038	52,463,594
Common stock, shares outstanding	85,718,315	50,356,871
Treasury stock, shares	2,106,723	2,106,723